SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund

Supplement dated October 26, 2011
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to Neuberger Berman Management LLC is hereby deleted.

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Neuberger Berman Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-750 (10/11)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund

Supplement Dated October 26, 2011
to the Statement of Additional Information ("SAI") dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and the Sub-Advisers," all references to Neuberger Berman Management LLC's management of the Large Cap Fund are hereby deleted.

In addition, under the heading "NBML," under the heading "Portfolio Management," under the section entitled "The Adviser and the Sub-Advisers," all references to Neuberger Berman Management LLC's management of the Large Cap Fund are hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-751 (10/11)